Cover - shares	12 Months Ended
	Dec. 31, 2024	May 22, 2025
Document Information Line Items
Entity Registrant Name	EUROHOLDINGS LTD.
Entity Central Index Key	0002032779
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	No
Document Period End Date	Dec. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		0
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-42465
Entity Incorporation State Country Code	1T
Entity Address Address Line 1	4 Messogiou & Evropis Street
Entity Address City Or Town	Maroussi
Entity Address Country	GR
Entity Address Postal Zip Code	15124
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Euroholdings Ltd. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on May 15, 2025. The Company is filing this Amendment No. 1 solely to submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. Exhibit 101 was omitted from the Original Form 20-F in accordance with the 30-day grace period provided under Rule 405 of Regulation S-T. Except as described above, this Amendment No. 1 does not, and does not purport to, amend, modify or restate any information set forth in the Original 20-F, or reflect any events that occurred subsequent to the filing of the Original 20-F on May 15, 2025.
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm Id	1163
Security 12b Title	Common shares, $0.01 par value including the Preferred Stock Purchase Rights
Trading Symbol	EHLD
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	4, Messogiou & Evropis Street
Entity Address City Or Town	Maroussi
Entity Address Country	GR
Entity Address Postal Zip Code	15124
City Area Code	30
Local Phone Number	211-180-4005
Contact Personnel Email Address	info@euroholdings.gr
Contact Personnel Name	Stephania Karmiri